Property, Plant and Equipment: (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 6.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
December 31, 2018
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	469,569	(333,828)	135,741
Transportation equipment	491,025	(34,622)	456,403
Leasehold improvements	51,658	(11,063)	40,595
Mineral property	350,000	-	350,000
	$13,039,786	$(379,513)	$12,660,273

		Accumulated
	Cost	Depreciation	Net
December 31, 2017
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	587,126	(503,216)	83,910
Transportation equipment	489,560	-	489,560
Leasehold improvements	39,185	(7,655)	31,530
Mineral property	350,000	-	350,000
	$13,143,405	$(510,871)	$12,632,534